Supplemental cash flow information (Details) - ZHEJIANG TIANLAN - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Share issuance for royalty acquisition costs	$ 12,456,390	$ 636,851
Warrants issuance for royalty acquisition costs	1,183,086	0
Change in accrued dividends	447,583	0
Change in accrued deferred royalty acquisitions	$ 69,675	$ (22,479)